Share Capital - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) day $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020	Nov. 09, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares) | shares	1,085,676	939,482
Cost of common shares repurchased and cancelled	$ 65.3	$ 50.7
Reduction in share capital	9.6	8.1
Reduction in contributed surplus accounts	0.1	0.1
Charges to retained earnings	55.6	42.5
Dividends declared included in trade and other payables	20.0	18.3
Share-based compensation expense	26.0	46.7
Expense related to fair value of options granted	0.0	0.1
Expense related to amortization of fair value of options granted	26.0	46.6
Decrease (increase) through tax on share-based payment transactions, equity	0.8	4.9
Outstanding fair value	$ 60.4	$ 62.0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices per share (in cad per share) | $ / shares	$ 32.98
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares) | shares				5,538,309
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement		3 years
Number of trading days | day	5
Number of share units granted	150,591	128,579
Number of units paid	148,327	0
Payments made for RSUs	$ 8.0	$ 0.0
Outstanding fair value	$ 12.7	$ 15.4
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement	3 years
Number of trading days | day	5
Number of share units granted	263,434	251,120
Number of units paid	318,058	235,373
Outstanding fair value	$ 32.8	$ 32.5
PSUs | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target			40.00%
PSUs | Bottom of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
PSUs | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target			60.00%
PSUs | Top of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	253,938	242,701
Fair value of share units granted	$ 14.5	$ 14.0
Number of units paid	318,058	235,373
Amount of units paid	$ 15.3	$ 9.0
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Percentage of compensation	70.00%
Number of trading days | day	10
Number of share units granted	28,871	37,162
Fair value of share units granted	$ 1.6	$ 1.8
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	28,871	37,162
Number of units paid	0	0
Fair value of outstanding and vested DSUs	$ 14.9	$ 14.1
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	145,884	124,599
Fair value of share units granted	$ 8.0	$ 6.7